Income-Related Government Grants (Details) - EUR (€) € in Millions	36 Months Ended
	Dec. 31, 2025	Dec. 31, 2023
Income-Related Government Grants
Reimbursements received for qualifying expenditures	€ 245	€ 329
Total amount recognized for reimbursement	€ 59